Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Recorded investment
Recorded investment, with a specific allowance	1,602			1,602		1,511
Recorded investment, without specific allowance	71			71		218
Recorded investment	1,673	1,781	1,774	1,673	1,774	1,729
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,510			1,510		1,430
Unpaid principal balance, without specific allowance	73			73		221
Unpaid principal balance	1,583			1,583		1,651
Associated specific allowance	676			676		696
Average recorded investment
Average recorded investment, with a specific allowance	1,561	1,511	1,416	1,536	1,471
Average recorded investment, without specific allowance	176	228	422	200	353
Average recorded investment	1,737	1,739	1,838	1,736	1,824
Interest income recognized
Interest income recognized, with a specific allowance	1	3	3	4	7
Interest income recognized, without specific allowance	0	0	2	0	2
Interest income recognized	1	3	5	4	9
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	3	2	4	5
Interest income recognized on a cash basis, without specific allowance	0	0	2	0	2
Interest income recognized on a cash basis	1	3	4	4	7
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	1,053			1,053		935
Recorded investment, without specific allowance	13			13		133
Recorded investment	1,066			1,066		1,068
Unpaid principal balance
Unpaid principal balance, with a specific allowance	995			995		887
Unpaid principal balance, without specific allowance	15			15		135
Unpaid principal balance	1,010			1,010		1,022
Associated specific allowance	447			447		457
Average recorded investment
Average recorded investment, with a specific allowance	1,019	970	857	995	899
Average recorded investment, without specific allowance	105	125	337	113	265
Average recorded investment	1,124	1,095	1,194	1,108	1,164
Interest income recognized
Interest income recognized, with a specific allowance	0	3	1	3	3
Interest income recognized, without specific allowance	0	0	2	0	2
Interest income recognized	0	3	3	3	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	3	1	3	2
Interest income recognized on a cash basis, without specific allowance	0	0	2	0	2
Interest income recognized on a cash basis	0	3	3	3	4
Real estate.
Recorded investment
Recorded investment, with a specific allowance	101			101		63
Recorded investment, without specific allowance	0			0		3
Recorded investment	101			101		66
Unpaid principal balance
Unpaid principal balance, with a specific allowance	93			93		55
Unpaid principal balance, without specific allowance	0			0		3
Associated specific allowance	21			21		22
Average recorded investment
Average recorded investment, with a specific allowance	74	62	53	68	54
Average recorded investment, without specific allowance	11	3	19	7	18
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	820			820		715
Recorded investment, without specific allowance	11			11		126
Recorded investment	831			831		841
Unpaid principal balance
Unpaid principal balance, with a specific allowance	772			772		677
Unpaid principal balance, without specific allowance	13			13		128
Associated specific allowance	344			344		342
Average recorded investment
Average recorded investment, with a specific allowance	810	753	575	782	624
Average recorded investment, without specific allowance	91	119	307	103	236
Interest income recognized
Interest income recognized, with a specific allowance	0	3	0	3	2
Interest income recognized, without specific allowance	0	0	2	0	2
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	3	0	3	1
Interest income recognized on a cash basis, without specific allowance	0	0	2	0	2
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	132			132		157
Recorded investment, without specific allowance	2			2		4
Recorded investment	134			134		161
Unpaid principal balance
Unpaid principal balance, with a specific allowance	130			130		155
Unpaid principal balance, without specific allowance	2			2		4
Associated specific allowance	82			82		93
Average recorded investment
Average recorded investment, with a specific allowance	135	155	223	145	215
Average recorded investment, without specific allowance	3	3	11	3	11
Interest income recognized
Interest income recognized, with a specific allowance	0	0	1	0	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	1	0	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	0	0	6	0	6
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	549			549		576
Recorded investment, without specific allowance	58			58		85
Recorded investment	607			607		661
Unpaid principal balance
Unpaid principal balance, with a specific allowance	515			515		543
Unpaid principal balance, without specific allowance	58			58		86
Unpaid principal balance	573			573		629
Associated specific allowance	229			229		239
Average recorded investment
Average recorded investment, with a specific allowance	542	541	559	541	572
Average recorded investment, without specific allowance	71	103	85	87	88
Average recorded investment	613	644	644	628	660
Interest income recognized
Interest income recognized, with a specific allowance	1	0	2	1	4
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized	1	0	2	1	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1	1	3
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis	1	0	1	1	3
Mortgages
Recorded investment
Recorded investment, with a specific allowance	221			221		206
Recorded investment, without specific allowance	13			13		33
Recorded investment	234			234		239
Unpaid principal balance
Unpaid principal balance, with a specific allowance	211			211		197
Unpaid principal balance, without specific allowance	13			13		33
Associated specific allowance	27			27		32
Average recorded investment
Average recorded investment, with a specific allowance	210	192	218	201	219
Average recorded investment, without specific allowance	26	38	47	32	51
Interest income recognized
Interest income recognized, with a specific allowance	1	0	1	1	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	0	1	1	1
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	71			71		68
Recorded investment, without specific allowance	27			27		27
Recorded investment	98			98		95
Unpaid principal balance
Unpaid principal balance, with a specific allowance	67			67		66
Unpaid principal balance, without specific allowance	27			27		28
Associated specific allowance	58			58		53
Average recorded investment
Average recorded investment, with a specific allowance	74	69	68	71	68
Average recorded investment, without specific allowance	27	28	1	27	1
Interest income recognized
Interest income recognized, with a specific allowance	0	0	1	0	1
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	0
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	257			257		302
Recorded investment, without specific allowance	18			18		25
Recorded investment	275			275		327
Unpaid principal balance
Unpaid principal balance, with a specific allowance	237			237		280
Unpaid principal balance, without specific allowance	18			18		25
Associated specific allowance	144			144		154
Average recorded investment
Average recorded investment, with a specific allowance	258	280	273	269	285
Average recorded investment, without specific allowance	18	37	37	28	36
Interest income recognized
Interest income recognized, with a specific allowance	0	0	0	0	2
Interest income recognized, without specific allowance	0	0	0	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0	0	0	2
Interest income recognized on a cash basis, without specific allowance	0	0	0	0	0